Restricted cash	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Restricted cash
3. Restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated statement of cash flows as of June 30, 2022, and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Cash and cash equivalents	$73,653	$5,376
Restricted cash included in prepaid expenses and other current assets	2,101	—

Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$75,754	$5,376

As of June 30, 2022, restricted cash included cash used as collateral for our credit card program.